Significant Accounting Policies (Schedule of Deferred Revenue in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Beginning of year	$ 2,606	$ 1,824
Deferral of revenue	1,864	2,084
Recognition of deferred revenue	(1,936)	(1,302)
Balance at end of year	$ 2,534	$ 2,606